CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Transaction and processing service fees	[1]	$ 6,510	$ 6,345	$ 6,330
Product sales and other	[1]	1,038	957	988
Total revenues (excluding reimbursable items)		7,548	7,302	7,318
Reimbursable debit network fees, postage, and other		3,604	3,507	3,362
Total revenues		11,152	10,809	10,680
Expenses:
Cost of services (exclusive of items shown below)		2,668	2,723	2,781
Cost of products sold		330	328	330
Selling, general, and administrative		2,043	1,980	1,913
Depreciation and amortization		1,056	1,091	1,192
Other operating expenses:
Restructuring, net		13	48	23
Impairments		0	0	5
Litigation and regulatory settlements		0	8	0
Total expenses (excluding reimbursable items)		6,110	6,178	6,244
Reimbursable debit network fees, postage, and other		3,604	3,507	3,362
Total expenses		9,714	9,685	9,606
Operating profit		1,438	1,124	1,074
Interest income		11	11	9
Interest expense		(1,753)	(1,881)	(1,898)
Loss on debt extinguishment		(260)	0	0
Other income (expense)		161	(47)	(94)
Non-operating income (expense)		(1,841)	(1,917)	(1,983)
Loss before income taxes and equity earnings in affiliates		(403)	(793)	(909)
Income tax expense (benefit)		82	87	(224)
Equity earnings in affiliates		220	188	158
Net loss		(265)	(692)	(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest		193	177	174
Net loss attributable to First Data Corporation		$ (458)	$ (869)	$ (701)
Net loss per share, basic and diluted		$ (458,000)	$ (869,000)	$ (701,000)
Weighted-average shares used to compute basic and diluted net loss per share		1,000	1,000	1,000

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.